Deferred Tax Assets/Liabilties - Additional Information (Detail) - SGD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Deferred Tax Assets (Liabilities) [Line Items]
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 13.2	$ 11.3
Undistributed Earnings [Member] | Foreign countries [member] | Non US Subsidiaries [Member]
Disclosure Of Detailed Information About Deferred Tax Assets (Liabilities) [Line Items]
Deferred tax liability for estimated taxes associated with repatriation of undistributed earnings in subsidiaries	$ 0.5	$ 1.4